9. Convertible Debt: Schedule of Maturities of Long-term Debt (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Maturities of Long-term Debt
December 31,
2014	4,700,000
$4,700,000